Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended														5 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013 [3]	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Numerator:
Net income attributable to NRG Yield, Inc.(a)	$ 32	$ 5	[1]	$ 11	$ 17		$ 10		$ (5)	[1]	$ 0	$ 6	$ 6	$ 4		$ 37		$ 5		$ 33		$ 16		$ 13
Basic and diluted loss per share:
Earnings Per Share, Basic				$ 0.12	$ 0.18	[2]	$ 0.15	[2]	$ (0.07)	[2]	$ 0.01	$ 0.10	$ 0.13	$ 0.09
Common Class A [Member]
Numerator:
Net income attributable to NRG Yield, Inc.(a)	11	$ 2					$ 5		$ (3)						$ 7	$ 13		$ 3		$ 14	[3]	$ 8	[3]
Net Income (Loss) Available to Common Stockholders, Diluted	$ 14						$ 5
Denominator:
Weighted average number of common shares outstanding		35							35											35		28		23
Weighted Average Number of Shares Outstanding, Diluted	49						35									35		35
Basic and diluted loss per share:
Earnings per weighted average common share — basic and diluted (a)		$ 0.05							$ (0.07)	[4]					$ 0.29	$ 0.38		$ 0.07		$ 0.40	[3]	$ 0.30	[3]	$ 0.29
Earnings Per Share, Basic	$ 0.33						$ 0.15
Earnings Per Share, Diluted	$ 0.29						$ 0.15									$ 0.38		$ 0.07
Common Class C [Member]
Numerator:
Net income attributable to NRG Yield, Inc.(a)	$ 21	$ 3					$ 5		$ (3)						$ 7	$ 24		$ 3		$ 19	[3]	$ 8	[3]
Net Income (Loss) Available to Common Stockholders, Diluted	$ 23						$ 5
Denominator:
Weighted average number of common shares outstanding		63							35											49		28		23
Weighted Average Number of Shares Outstanding, Diluted	73						35									63		35
Basic and diluted loss per share:
Earnings per weighted average common share — basic and diluted (a)		$ 0.05	[4]						$ (0.07)	[4]					$ 0.29	$ 0.38	[5]	$ 0.07	[5]	$ 0.40	[3]	$ 0.30	[3]
Earnings Per Share, Basic	$ 0.33						$ 0.15
Earnings Per Share, Diluted	$ 0.31						$ 0.15									$ 0.38		$ 0.07
3.5% Convertible Notes due 2019 [Member] | Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		15							15							15		15		15		12
3.25% Convertible Notes due 2020 [Member] | Common Class C [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		10							0							10		0		5

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	The Company's unaudited quarterly financial data was recast for the effect of the CVSR Drop Down.
[3]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.
[4]	(a) Net income (loss) attributable to NRG Yield, Inc. and basic and diluted earnings (loss) per share might not recalculate due to presenting values in millions rather than whole dollars.
[5]	(a) Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.